                                       UAM Funds
                                       Funds for the Informed Investor/(sm)/







ICM Small Company Portfolio
Annual Report                                                   October 31, 1999

--------------------------------------------------------------------------------



                                                                   [LOGO OF UAM]

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     October 31, 1999

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter.......................................................    1

Portfolio of Investments...................................................    5

Statement of Assets and Liabilities........................................   12

Statement of Operations....................................................   13

Statement of Changes in Net Assets.........................................   14

Financial Highlights.......................................................   15

Notes to Financial Statements..............................................   16

Report of Independent Accountants..........................................   20

--------------------------------------------------------------------------------

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 1999

Dear Shareholders:

Fiscal year 1999 ending October 31, 1999 marked yet another year in which small cap stocks (the Russell 2000 Index) underperformed large cap stocks (the S&P 500 Index). In fact, this marks the sixth consecutive fiscal year in which the Russell 2000 Index has underperformed the S&P 500 Index.

The last twelve-month period has also been a very disappointing period for the ICM Small Company Portfolio. In our letter to shareholders in the Portfolio's semi-annual report dated April 30, 1999, we highlighted the fact that small cap growth stocks (as represented by the Russell 2000 Growth Index) had significantly outperformed small cap value stocks (the Russell 2000 Value Index) by a substantial margin over that six month period. That trend continued in the second half of the fiscal year and the underperformance by small cap value stocks accounts for most of the disparity in the returns between the Portfolio and the Russell 2000 Index.


                                                              Total Returns
                                             -----------------------------------------------
                                             1st Fiscal Half   2nd Fiscal Half   Fiscal Year
                                             ---------------   ---------------   -----------
                                               Nov. 1, 1998-    Apr. 30, 1999-  Nov. 1, 1998-
                                               Apr 30, 1999     Oct. 31, 1999   Oct 31, 1999
                                             ---------------   ---------------   -----------

ICM Small Company Portfolio ..............           3.65%          -3.64%          -0.13%
Russell 2000 Index .......................          15.16%          -0.25%          14.87%
Russell 2000 Value Index .................           4.39%          -3.52%           0.72%
Russell 2000 Growth Index ................          25.74%           2.82%          29.28%
S&P 500 Index ............................          22.31%           2.74%          25.67%



             Total Returns for Five Fiscal Years Ended October 31

                                                                     5 Years
                                                              ------------------
                                                                         Average
                      1995     1996     1997     1998   1999  Cumulative  Annual
                      ----     ----     ----     ----   ----  ----------  ------
ICM Small
Company Portfolio    17.73%   15.62%   43.28%   -5.04%  -0.13%   84.96%   13.09%

Russell 2000 Index   18.35%   16.61%   29.33%  -11.84%  14.87%   80.75%   12.57%
S&P 500 Index        26.41%   24.08%   32.10%   22.01%  25.67%  217.80%   26.02%

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                    Portfolio's Average Annual Total Returns
--------------------------------------------------------------------------------

                                                           Since
                                                          Inception
            1 year                  5 Years               (4/18/89)
          End 10/31/99            End 10/31/99           End 10/31/99
          ------------            ------------           ------------
            -0.13%                   13.09%                 14.66%

The performance of the Portfolio over the last year masks some positive factors. First, the Portfolio has outperformed the Russell 2000 Index since inception, and over the last three and five years. Second, a number of the Portfolio's holdings were the object of takeovers and mergers at substantial premiums to their then current market prices. These premiums reinforced our belief that the valuation tools that we apply in selecting stocks have validity even in today's hyperactive, growth oriented market environment.

Growth stocks have vastly outperformed value stocks over the last twelve months in the small cap sector and for an even longer period of time in the large cap universe. The Russell 2000 Value Index outperformed the Russell 2000 Growth Index over the last twenty years. Obviously there were periods when growth outperformed, but this most recent period represents one of the widest margins on record. One of the primary reasons for this is the relatively narrow nature of the market with technology, telecommunications, and Internet related companies accounting for virtually all of the returns. There are very few companies in these sectors that qualify as "value" stocks in the traditional sense of the word.

We remain optimistic about the prospects for both small cap stocks and small cap value stocks. While there are more signs of stress in the economy than was the case a year ago, our outlook for the economy is one of continued moderate growth and a more stable interest rate environment in the year ahead. Historically, small cap stocks have performed very well relative to larger cap stocks after long periods of underperformance, such as we have experienced over the last six years. Finally, based on ratios such as price to earnings and price to book value, the Russell 2000 Index is well below its historic average valuation relative to the S&P 500.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

   The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

    There are no assurances that a portfolio will meet its stated objectives.

    The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      A portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by individual investors.

                     Definition of the Comparative Indices
                     -------------------------------------

Russell 2000 Growth Index contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an unmanaged index composed of the 2,000 small stocks in the Russell 3000 Index.

Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

     The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $5,000,000 Investment

                                 [LINE GRAPH]

                  ---------------------------------
                  AVERAGE ANNUAL TOTAL RETURN
                  FOR PERIOD ENDED OCTOBER 31, 1999
                  ---------------------------------
                  1 Year     5 Years     10 Years
                  ---------------------------------
                  -0.13%      13.09%      15.53%
                  ---------------------------------

                        ICM SMALL     Russell 2000
            10/31/89     5,000,000       5,000,000
              Oct-90     4,011,500       3,635,500
              Oct-91     6,530,321       5,765,903
              Oct-92     8,095,639       6,312,511
              Oct-93    10,945,304       8,358,395
              Oct-94    11,447,693       8,332,484
              Oct-95    13,477,369       9,859,829
              Oct-96    15,582,534      11,498,532
              Oct-97    22,326,655      14,871,052
              Oct-98    21,201,391      13,108,832
              Oct-99    21,175,950      15,058,115

--------------------------------------------------------------------------------
    _____ ICM SMALL COMPANY PORTFOLIO            ----- RUSSELL 2000 INDEX
--------------------------------------------------------------------------------


 The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.
                See definition of comparative indices on page 3.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     October 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 89.7%
--------------------------------------------------------------------------------

                                                       Shares           Value
                                                      --------       -----------
AUTO & TRANSPORTATION -- 4.7%
  Aramex International*............................    175,000       $ 1,443,750
  Donnelly.........................................    161,750         2,183,625
  Dorsey Trailers*.................................    200,000           275,000
  Dura Automotive Systems*.........................     43,627           807,099
  Intermet.........................................    175,000         1,771,875
  Jason*...........................................    100,700           755,250
  Rollins Truck Leasing............................    410,000         3,946,250
  Starcraft*.......................................     90,000           551,250
  Strattec Security*...............................    150,000         5,006,250
  US Freightways...................................     57,100         2,587,344
  Wabash National..................................    155,000         2,460,625
  Wynns International..............................    284,512         4,427,718
                                                                      ----------
                                                                      26,216,036
                                                                      ----------
CONSUMER DISCRETIONARY -- 15.3%
  Aaron Rents......................................    350,000         5,534,375
  Ascent Entertainment Group*......................    150,000         2,596,875
  Bell & Howell*...................................    189,400         5,326,875
  Bon Ton Stores*..................................    233,000         1,063,063
  Bowne............................................    425,000         4,728,125
  Burlington Coat Factory*.........................    200,000         3,425,000
  Bush Industries..................................    200,000         2,912,500
  Cannondale*......................................    225,000         1,631,250
  CSS Industries*..................................    250,000         5,578,125
  Finlay Enterprises*..............................    300,000         3,525,000
  FTI Consulting*..................................    270,000         1,181,250
  Garden Fresh Restaurant*.........................    130,000         1,893,125
  Griffon..........................................    675,000         4,978,125
  Mohawk Industries*...............................     46,500         1,066,594
  Rex Stores*......................................    228,000         6,526,500
  Right Management Consultants*....................    136,000         1,751,000
  Ruddick..........................................    225,000         3,839,063
  Saks*............................................    264,075         4,538,789
  Shopko Stores....................................    400,000        10,025,000
  Stanley Furniture*...............................    175,000         3,565,625


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     October 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                       Shares           Value
                                                      --------       -----------
CONSUMER DISCRETIONARY -- continued
  Stride Rite......................................     150,000       $  984,375
  Toro.............................................     200,000        7,175,000
  Tropical Sportswear*.............................     100,000        1,987,500
  Unitel Video*....................................     120,000           30,000
                                                                      ----------
                                                                      85,863,134
                                                                      ----------
CONSUMER STAPLES -- 1.8%
  Earthgrains......................................     200,000        4,562,500
  Guest Supply*....................................     260,000        3,493,750
  Sylvan*..........................................     200,000        1,925,000
                                                                      ----------
                                                                       9,981,250
                                                                      ----------
ENERGY -- 6.2%
  Basin Exploration*...............................     100,000        1,625,000
  Belco Oil & Gas*.................................     250,000        1,562,500
  Clayton Williams Energy*.........................     200,500        2,431,062
  Meridian Resources*..............................     400,000        1,775,000
  Midcoast Energy Resources........................     100,000        1,825,000
  Newpark Resources*...............................     500,000        3,218,750
  Oceaneering International*.......................     300,000        4,068,750
  Offshore Logistics*..............................     100,000          912,500
  Penn Virginia....................................     250,000        4,890,625
  Seitel*..........................................      91,300          724,694
  Trigen Energy....................................     410,000        9,558,125
  Tuboscope*.......................................     200,000        2,225,000
                                                                      ----------
                                                                      34,817,006
                                                                      ----------
FINANCIAL SERVICES -- 7.7%
  ACMAT, Cl A*.....................................     100,000          825,000
  CCB Financial....................................      72,600        3,339,600
  Chittenden.......................................     190,000        5,866,250
  Colonial BancGroup...............................     360,000        4,297,500
  Landamerica Financial Group......................     118,000        2,190,375
  Medallion Financial..............................     209,800        4,248,450
  Medical Assurance*...............................      92,757        2,168,195
  Prosperity Bancshares............................     161,000        2,535,750


 he accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     October 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                       Shares           Value
                                                      --------       -----------
FINANCIAL SERVICES-- continued
  PXRE Group.......................................     160,000       $1,960,000
  Radian Group.....................................      53,400        2,820,187
  Republic Security Financial......................     129,000        1,080,375
  Sun Bancorp*.....................................     144,000        1,476,000
  Superior Financial*..............................     100,000        1,106,250
  Trammell Crow*...................................     250,000        3,625,000
  Trenwick Group...................................     163,400        3,308,850
  UCBH Holdings*...................................      25,000          468,750
  Washington Mutual................................      24,726          888,591
  West Coast Bancorp...............................      15,000          207,187
  WSFS Financial...................................      34,100          485,925
                                                                      ----------
                                                                      42,898,235
                                                                      ----------
HEALTH CARE -- 5.7%
  American Retirement*.............................     196,000          967,750
  Bio-Rad Labs, Cl A*..............................     175,000        4,200,000
  Cambrex..........................................     150,000        4,537,500
  Del Webb.........................................     192,600        4,249,237
  Dentsply International...........................     250,000        5,796,875
  First Health Group, Cl A*........................     100,000        2,312,500
  Hanger Orthopedic Group*.........................     150,000        1,846,875
  Lunar*...........................................     225,000        1,575,000
  Parexel International*...........................      10,000           95,625
  Sierra Health Services*..........................     425,000        3,107,812
  Spacelabs Medical*...............................     100,000        1,412,500
  Sunrise Assisted Living*.........................     167,000        1,826,563
                                                                      ----------
                                                                      31,928,237
                                                                      ----------
MATERIALS & PROCESSING -- 13.4%
  ACX Technologies*................................     450,000        3,515,625
  AK Steel Holding.................................     150,000        2,596,875
  American Business Products.......................     240,900        3,146,756
  Belden...........................................     150,000        2,756,250
  Carpenter Technology.............................     100,000        2,437,500
  Centex Construction Products.....................     150,000        5,334,375
  Dexter...........................................     150,000        5,259,375


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------


                                                         Shares         Value
                                                         ------         -----
MATERIALS & PROCESSING -- continued
FiberMark* ...................................          325,000      $ 4,225,000
Georgia Gulf .................................          250,000        5,390,625
Granite Construction* ........................          400,000        8,275,000
Martin Marietta Materials ....................          150,000        5,840,625
Omnova Solutions* ............................          114,700          802,900
Quaker Chemical ..............................          225,000        3,628,125
Quanex .......................................          200,000        4,337,500
Southdown ....................................          253,768       12,260,166
Spartech .....................................           14,500          415,063
Texas Industries .............................          140,000        5,013,750
                                                                     -----------
                                                                      75,235,510
                                                                     -----------
PRODUCER DURABLES -- 13.1%
AMETEK .......................................          250,000        4,937,500
Applied Power ................................          120,000        3,487,500
BE Aerospace* ................................          250,000        2,500,000
C&D Technologies .............................          267,000        8,577,375
Centex .......................................          125,000        3,351,562
Clarcor ......................................          100,000        1,706,250
CMI ..........................................          437,200        3,005,750
GenCorp ......................................          114,700        1,304,712
Hughes Supply ................................          200,000        4,337,500
Hunt .........................................          250,000        2,000,000
Juno Lighting* ...............................           17,320          181,860
Kennametal ...................................          100,000        2,875,000
MDC Holdings .................................          500,000        7,812,500
Milacron .....................................          150,000        2,465,625
Northwest Pipe* ..............................          175,000        2,318,750
Quixote ......................................          268,000        3,953,000
Ryland Group .................................          200,000        4,125,000
Spacehab* ....................................          320,000        1,560,000
Teleflex .....................................          100,000        3,406,250
US Home* .....................................          249,000        6,972,000
Woodhead Industries ..........................          265,000        2,534,063
                                                                     -----------
                                                                      73,412,197
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------


                                                            Shares       Value
                                                            ------       -----
REAL ESTATE INVESTMENT TRUSTS -- 8.6%
 Bradley Real Estate ..................................     150,000   $2,512,500
 Camden Property Trust ................................     125,000    3,382,813
 CBL & Associates Properties ..........................     200,000    4,450,000
 Corporate Office Properties ..........................      75,000      543,750
 Equity One ...........................................     225,000    2,320,313
 First Industrial Realty Trust ........................     100,000    2,468,750
 Gables Residential Trust .............................     150,000    3,628,125
 Healthcare Realty Trust ..............................     100,000    1,925,000
 Lasalle Hotel Properties .............................     200,000    2,512,500
 Liberty Property Trust ...............................     200,000    4,675,000
 Mack-Cali Realty .....................................      80,000    2,060,000
 Mid Atlantic Realty Trust ............................     350,000    3,521,875
 Mills ................................................     200,000    3,600,000
 Prime Retail .........................................     325,000    2,579,688
 Reckson Associates ...................................     200,000    3,700,000
 Shurgard Storage Centers .............................     175,000    4,134,375
                                                                      ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS ..................                48,014,689
                                                                      ----------
TECHNOLOGY -- 9.7%
 Advanced Communication Systems* ......................     350,000    4,112,500
 Analogic .............................................     115,000    3,018,750
 Avnet ................................................      50,758    2,756,821
 Benchmark Electronics* ...............................     105,200    1,683,200
 Complete Business Solutions* .........................     125,000    1,812,500
 Computer Horizons* ...................................     210,000    2,323,125
 DII Group* ...........................................     200,000    7,200,000
 Methode Electronics, Cl A ............................     325,000    5,159,375
 Microsemi* ...........................................     200,000    1,612,500
 Norstan* .............................................     210,000    1,837,500
 Nova* ................................................     135,400    3,520,400
 Pioneer-Standard Electronics .........................     350,000    4,571,875
 SCB Computer Technology* .............................     465,000    1,453,125
 Sykes Enterprises* ...................................     205,000    6,329,375
 Technitrol ...........................................     180,000    6,547,500
                                                                      ----------
TOTAL TECHNOLOGY .....................................                53,938,546
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                            Shares       Value
                                                            ------       -----
UTILITIES -- 3.5%
  CMS Energy .........................................     105,615   $ 3,894,553
  Comsat .............................................      74,435     1,391,004
  Equitable Resources ................................     150,000     5,475,000
  NUI ................................................     100,000     2,481,250
  Public Service of North Carolina ...................     200,000     6,287,500
                                                                     -----------
                                                                      19,529,307
                                                                     -----------
  TOTAL COMMON STOCKS
    (Cost $499,472,192) ..............................               501,834,147
                                                                     -----------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.3%
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 0.3%
  Belco Oil & Gas ....................................     100,000     1,662,500
                                                                     -----------
  TOTAL CONVERTIBLE PREFERRED STOCKS
    (Cost $2,518,992) ................................                 1,662,500
                                                                     -----------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.3%
--------------------------------------------------------------------------------

                                                            Face
                                                           Amount
                                                         ---------
AEROSPACE/DEFENSE -- 0.3%
  Spacehab
    8.00%, 10/15/07 ..................................   $2,700,000    1,944,000
                                                                     -----------
  TOTAL CONVERTIBLE BONDS
    (Cost $2,623,080) ................................                 1,944,000
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 8.8%
--------------------------------------------------------------------------------

                                                         Face
                                                        Amount         Value
                                                        ------         -----
REPURCHASE AGREEMENT -- 8.8%
  Chase Securities, Inc. 5.15%, dated 10/29/99,
    due 11/01/99, to be repurchased at $49,397,190,
    collateralized by $49,543,981 of various
    U.S. Treasury Bills and U.S. Treasury Notes,
    valued at $49,377,363 (Cost $49,376,000) ....... $ 49,376,000   $ 49,376,000
                                                                    ------------
  TOTAL INVESTMENTS -- 99.1%
    (Cost $553,990,264) (a) ........................                 554,816,647
                                                                    ------------
  OTHER ASSETS AND LIABILITIES, NET-- 0.9% .........                   5,163,816
                                                                    ------------
  TOTAL NET ASSETS-- 100.0% ........................                $559,980,463
                                                                    ============

--------------------------------------------------------------------------------
 *   Non-Income Producing Security
Cl   Class
(a) The cost for federal income tax purposes was $553,990,264. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $826,383. This consisted of aggregate gross unrealized appreciation for all securities of $88,996,110 and aggregate gross unrealized depreciation for all securities of $88,169,727.








The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at Cost ...................................................   $553,990,264
                                                                           ============
Investments, at Value -- Note A ........................................   $554,816,647
Cash ...................................................................      3,438,228
Receivable for Portfolio Shares Sold ...................................      2,437,927
Dividends Receivable ...................................................        169,695
Interest Receivable ....................................................         30,790
Other Assets ...........................................................         62,980
                                                                           ------------
  Total Assets .........................................................    560,956,267
                                                                           ------------
Liabilities
Payable for Investments Purchased ......................................        497,249
Payable for Portfolio Shares Redeemed ..................................         30,305
Payable for Investment Advisory Fees -- Note B .........................        333,622
Payable for Administrative Fees -- Note C ..............................         49,524
Payable for Custodian Fees -- Note D ...................................          5,991
Payable for Directors' Fees -- Note F ..................................          2,169
Other Liabilities ......................................................         56,944
                                                                           ------------
  Total Liabilities ....................................................        975,804
                                                                           ------------
Net Assets .............................................................   $559,980,463
                                                                           ============
Net Assets Consist of:
Paid in Capital ........................................................   $491,022,253
Undistributed Net Investment Income ....................................        909,756
Accumulated Net Realized Gain ..........................................     67,222,071
Unrealized Appreciation ................................................        826,383
                                                                           ------------
Net Assets .............................................................   $559,980,463
                                                                           ============
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value) (authorized 50,000,000)     24,739,656
Net Asset Value, Offering and Redemption Price Per Share ...............   $      22.63
                                                                           ============




The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ICM SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED October 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income
Dividends .......................................................  $  9,742,148
Interest ........................................................     2,977,915
                                                                   ------------
  Total Income ..................................................    12,720,063
                                                                   ------------
Expenses
Investment Advisory Fees -- Note B ..............................     4,391,761
Administration Fees -- Note C ...................................       607,038
Legal Fees ......................................................        50,865
Custodian Fees -- Note D ........................................        48,008
Printing Fees ...................................................        25,566
Registration and Filing Fees ....................................        21,528
Audit Fees ......................................................        20,774
Directors' Fees -- Note F .......................................        15,101
Other Expenses ..................................................       149,788
                                                                   ------------
Net Expenses Before Expense Offset ..............................     5,330,429
Expense Offset ..................................................       (13,856)
                                                                   ------------
Net Expenses After Expense Offset ...............................     5,316,573
                                                                   ------------
Net Investment Income ...........................................     7,403,490
                                                                   ------------
Net Realized Gain on Investments ................................    67,100,104
Net Change in Unrealized Appreciation/Depreciation on Investments   (73,380,556)
                                                                   ------------
Net Loss on Investments .........................................    (6,280,452)
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ............  $  1,123,038
                                                                   ============




The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   Year Ended        Year Ended
                                                                                   October 31,       October 31,
                                                                                      1999              1998
                                                                                 -------------    -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income.....................................................     $   7,403,490    $   6,656,064
  Net Realized Gain.........................................................        67,100,104       36,617,351
  Net Change in Unrealized Appreciation/Depreciation........................       (73,380,556)     (83,034,388)
                                                                                 -------------    -------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................................         1,123,038      (39,760,973)
                                                                                 -------------    -------------
Distributions:
  Net Investment Income.....................................................        (7,495,168)      (5,272,821)
  Net Realized Gain.........................................................       (36,638,319)     (36,417,577)
                                                                                 -------------    -------------
    Total Distributions.....................................................       (44,133,487)     (41,690,398)
                                                                                 -------------    -------------
Capital Share Transactions (1):
  Issued....................................................................       135,646,019      211,858,343
  In Lieu of Cash Distributions.............................................        39,930,140       38,682,531
  Redeemed..................................................................      (191,175,458)     (68,876,615)
                                                                                 -------------    -------------
  Net Increase (Decrease) from Capital Share Transactions...................       (15,599,299)     181,664,259
                                                                                 -------------    -------------
    Total Increase (Decrease)...............................................       (58,609,748)     100,212,888
Net Assets:
  Beginning of Period.......................................................       618,590,211      518,377,323
                                                                                 -------------    -------------
  End of Period (Including undistributed net investment income of
    $909,756 and $1,001,434, respectively)..................................     $ 559,980,463    $ 618,590,211
                                                                                 =============    =============
(1) Shares Issued and Redeemed:
  Shares Issued.............................................................         5,689,160        7,867,234
  In Lieu of Cash Distributions.............................................         1,729,097        1,502,609
  Shares Redeemed...........................................................        (8,083,896)      (2,599,431)
                                                                                 -------------    -------------
  Net Increase (Decrease) from Shares Issued................................          (665,639)       6,770,412
                                                                                 =============    =============



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Selected Per Share Data & Ratios
                                                                For a Share Outstanding Throughout Each Period

                                                                     Years Ended October 31,
                                                   ------------------------------------------------------------
                                                     1999         1998         1997         1996         1995
                                                   --------     --------     --------     --------     --------
Net Asset Value, Beginning
  of Period.....................................   $  24.35     $  27.82     $  20.71     $  19.04        17.05
                                                   --------     --------     --------     --------     --------
Income from Investment
  Operations:
Net Investment Income...........................       0.29         0.28         0.23         0.24         0.16
Net Realized and Unrealized
  Gains (Loss)..................................      (0.30)       (1.58)        8.27         2.59         2.70
                                                   --------     --------     --------     --------     --------
Total from Investment
  Operations....................................      (0.01)       (1.30)        8.50         2.83         2.86
                                                   --------     --------     --------     --------     --------
Distributions:
  Net Investment Income.........................      (0.29)       (0.24)       (0.20)       (0.24)       (0.14)
  Net Realized Gain.............................      (1.42)       (1.93)       (1.19)       (0.92)       (0.73)
                                                   --------     --------     --------     --------     --------
  Total Distributions...........................      (1.71)       (2.17)       (1.39)       (1.16)       (0.87)
                                                   --------     --------     --------     --------     --------
Net Asset Value,
  End of Period.................................   $  22.63     $  24.35     $  27.82     $  20.71        19.04
                                                   ========     ========     ========     ========     ========
Total Return....................................      (0.13)%      (5.04)%      43.28%       15.62%       17.73%
                                                   ========     ========     ========     ========     ========
Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands)...................................   $559,980     $618,590     $518,377     $320,982     $250,798
Ratio of Expenses to Average
  Net Assets....................................       0.85%        0.89%        0.89%        0.88%        0.87%
Ratio of Net Investment
  Income to Average
  Net Assets....................................       1.18%        1.12%        0.97%        1.20%        1.02%
Portfolio Turnover Rate.........................         32%          22%          23%          23%          20%


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The ICM Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal, by investing primarily in the common stocks of smaller companies in terms of revenues, assets, and market capitalization.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

        2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collat-

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

     eral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

        4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

        The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

        Permanent book and tax basis differences resulted in reclassifications of an increase of $123,028 to accumulated net realized gain and a decrease of $123,028 to paid in capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

        5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

        B. Investment Advisory Services: Under the terms of an investment advisory agreement, Investment Counselors of Maryland, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets for the month.

        C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

        Pursuant to the Agreement, the Portfolio pays the Administrator 0.079% per annum of the average daily net assets of the Portfolio, an annual base fee of $87,500, and a fee based on the number of active shareholder accounts.

        For the year ended October 31, 1999, the Administrator was paid $607,038, of which $314,423 was paid to CGFSC for their services, $25,114 to DST for their services, and $16,153 to UAMSSC for their services.

        Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

        D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

        E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

        F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

        G. Purchases and Sales: For the year ended October 31, 1999, the Portfolio made purchases of $182,782,491 and sales of $183,313,669 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

        H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1999, the Portfolio had no borrowings under the agreement.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (the "Portfolio"), a portfolio of the UAM Funds, Inc., at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 1999

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)

The ICM Small Company Portfolio hereby designates $36,638,319 as a long-term capital gain for the purpose of the dividend paid deduction on the Portfolio's income tax return.

For the year ended October 31, 1999, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders was 55.9%.

NOTES

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                                Peter M. Whitman, Jr.
Director, President and Chairman                Director

John T. Bennett, Jr.                            William H. Park
Director                                        Vice President

Nancy J. Dunn                                   Michael E. DeFao
Director                                        Secretary

Philip D. English                               Gary L. French
Director                                        Treasurer

William A. Humenuk                              Robert R. Flaherty
Director                                        Assistant Treasurer

James P. Pappas                                 Robert J. Della Croce
Director                                        Assistant Treasurer

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Investment Counselors of Maryland, Inc.
803 Cathedral Street
Baltimore, Maryland 21201

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                        ----------------------------------------
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.
                                        ----------------------------------------

                                 [LOGO OF UAM]

Supplement dated December 21, 1999 to the ICM Small Company Portfolio Institutional Class Prospectus dated February 16, 1999, as supplemented May 18, 1999


 ICM Small Company Portfolio is open to new investors effective
 December 21, 1999.




                                 [LOGO OF UAM]